CONCENTRATIONS OF RISK (Details Narrative)	11 Months Ended	12 Months Ended
	May 01, 2025	May 31, 2025 USD ($)	May 31, 2025 SGD ($)	May 31, 2024 USD ($)	May 31, 2023
Concentration Risk [Line Items]
Cash		$ 2,727,000		$ 190,000
Credit Risk [Member]
Concentration Risk [Line Items]
Credit risk compensation		74,360	$ 10,000
Cash		2,700,000
Bank balance		$ 2,600,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration of credit risk		14.90%	14.90%	14.20%	16.40%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendors A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	6.10%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendors B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	6.40%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	8.50%	2.80%	2.80%	3.20%	8.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 200,000